Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 28,632	$ 11,990	$ 5,031
Research and development tax credits receivable	6,948	4,799	7,049
Prepayments and other current assets	5,418	4,055	2,705
Total current assets	40,998	20,844	14,785
Property and equipment, net	4,533	5,082	5,596
Right-of-use assets (operating leases)	1,026	1,129	1,251
Intangible assets, net	6,264	6,303	6,296
Goodwill	13,389	13,489	12,651
Deferred recapitalization costs		2,010
Research and development tax credits receivable, net	248	242	247
Total assets	66,458	49,099	40,826
Current liabilities:
Accounts payable	2,544	4,540	1,641
Accrued expenses and other current liabilities	5,740	2,557	4,235
Current portion of operating lease liabilities	102	94	75
Current portion of deferred revenues	1,141	1,318	538
Total current liabilities	9,527	8,509	6,489
Operating lease liabilities, net of current portion	983	1,092	1,229
Deferred revenues, net of current portion	180	306	1,720
Deferred tax	17	18	31
Warrant liability	10,109
Other liabilities	221	203	170
Total liabilities	21,037	10,128	9,639
Commitments and Contingencies (Note 10)
Stockholders’ equity:
Common Stock, $0.003 par value, 318,791,438 authorized; 180,300,967 and 131,467,935 shares outstanding at June 30, 2021 and December 31, 2020, respectively	646	479	266
Additional paid in capital	235,638	210,876	174,376
Accumulated other comprehensive loss	(23,499)	(24,149)	(25,715)
Accumulated deficit	(167,364)	(148,235)	(117,740)
Total stockholders’ equity	45,421	38,971	31,187
Total liabilities and stockholders’ equity	$ 66,458	$ 49,099	$ 40,826